Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	1.91
Maximum Aggregate Offering Price	$ 4,775,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 659.43
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, $0.0001 par value per share ("Common Stock"), of The ONE Group Hospitality, Inc. (the "Registrant") that become issuable under the Registrant's 2019 Equity Incentive Plan (as amended as of June 4, 2019, May 18, 2022 and May 19, 2026, the "Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant's common stock, as applicable. (2) The shares being registered represent 2,500,000 shares of Common Stock under the Plan as a result of the shareholders of the Registrant approving an amendment to the Plan to, among other things, increase the shares of Common Stock available for issuance under the Plan at the Registrant's 2026 Annual Meeting of Shareholders on May 19, 2026. (3) Pursuant to Securities Act Rules 457(c) and 457(h), the proposed maximum offering price per share is based upon the average of the high and low prices per share of the Common Stock on May 15, 2026, which date is within five business days prior to the filing of this Registration Statement, as quoted on Nasdaq.